Fair value of financial instruments	12 Months Ended
Dec. 31, 2018
Fair Value Of Financial Instruments
16. Fair value of financial instruments

Assets and liabilities recorded at fair value in the consolidated statement of financial position are measured and classified in a hierarchy consisting of three levels for disclosure purposes. The three levels are based on the priority of the inputs to the respective valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). An asset or liability’s classification within the fair value hierarchy is based on the lowest level of significant input to its valuation. The input levels are defined as follows:

•	Level 1: Unadjusted quoted prices in an active market for identical assets and liabilities.

•	Level 2: Quoted prices in markets that are not active or inputs that are derived from quoted prices of similar (but not identical) assets or liabilities in active markets. Level 2 inputs include quoted prices for assets in markets that are considered less active.

•	Level 3: Unobservable inputs that are supported by little or no market activity and are significant to the estimated fair value of the assets or liabilities.

The fair value of cash, current loans receivable, accounts payable and accruals, and other liabilities is approximated by their carrying amount due to their short-term nature. The fair value of the Company’s non-current loans receivable is determined by discounting expected future contractual cash flows, taking into account expected prepayments and using management’s best estimate of average market interest rates with similar remaining terms, which are classified as Level 3 input within the fair value hierarchy:

	December 31, 2018		December 31, 2017
	Total Fair Value	Total Carrying Value	Total Fair Value	Total Carrying Value
Loans Receivable – Non-Current (Level 3)	41,595	39,317	36,567	33,917

The fair values of the Company’s debentures and convertible debentures are estimated using discounted cash flows based upon the Company’s current borrowing rates for similar borrowing arrangements, which are classified as Level 2 inputs within the fair value hierarchy. The carrying values of debentures approximate their fair value as new debt granted with similar risk profiles bear similar rates of return. The fair value of the Company’s derivative financial liability is determined using the Black Scholes option pricing model and is classified as Level 2. Management has determined that the fair values of the credit facilities do not materially differ from its carrying values as the facilities are subject to a floating interest rate, effecting current market conditions, and there have been no significant changes in the Company’s risk profile since issuance of the credit facilities.

During the year ended December 31, 2018, there were no transfers of assets or liabilities within the fair value hierarchy levels.